UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Jeffrey T. Rauman, President/
                                         Chief Executive Officer
                                         Advisors Series Trust, c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Avenue,
                                         5th Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6872

 DATE OF FISCAL YEAR END:                12/31

 DATE OF REPORTING PERIOD:               07/01/2018 - 06/30/2019


Kellner Merger Fund
--------------------------------------------------------------------------------------------------------------------------
 AKORN, INC.                                                                                 Agenda Number:  934905108
--------------------------------------------------------------------------------------------------------------------------
        Security:  009728106
    Meeting Type:  Annual
    Meeting Date:  27-Dec-2018
          Ticker:  AKRX
            ISIN:  US0097281069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kenneth Abramowitz                                        Mgmt          For                            For
       Adrienne Graves, Ph.D.                                    Mgmt          Withheld                       Against
       Ronald Johnson                                            Mgmt          Withheld                       Against
       Steven Meyer                                              Mgmt          For                            For
       Terry Allison Rappuhn                                     Mgmt          For                            For
       Brian Tambi                                               Mgmt          For                            For
       Alan Weinstein                                            Mgmt          Withheld                       Against

2.     Proposal to ratify the appointment of BDO                 Mgmt          For                            For
       USA, LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2018.

3.     Proposal to approve, through a non-binding                Mgmt          Against                        Against
       advisory vote, the Company's executive
       compensation program as described in the
       Company's 2018 proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 AKORN, INC.                                                                                 Agenda Number:  934952169
--------------------------------------------------------------------------------------------------------------------------
        Security:  009728106
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  AKRX
            ISIN:  US0097281069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Kenneth Abramowitz                                        Mgmt          For                            For
       Douglas Boothe                                            Mgmt          For                            For
       Adrienne Graves, Ph.D.                                    Mgmt          Withheld                       Against
       Ronald Johnson                                            Mgmt          Withheld                       Against
       Steven Meyer                                              Mgmt          Withheld                       Against
       Thomas Moore                                              Mgmt          Withheld                       Against
       Terry Allison Rappuhn                                     Mgmt          For                            For
       Brian Tambi                                               Mgmt          For                            For
       Alan Weinstein                                            Mgmt          Withheld                       Against

2.     Proposal to ratify the appointment of BDO                 Mgmt          For                            For
       USA, LLP as the Company's independent
       registered public accounting firm for the
       year ending December 31, 2019.

3.     Proposal to approve an amendment to the                   Mgmt          Against                        Against
       2017 Omnibus Incentive Compensation Plan to
       increase the total number of shares
       authorized and reserved for issuance under
       the plan by 4,400,000 shares from 8,000,000
       to 12,400,000 shares.

4.     Proposal to approve, through a non-binding                Mgmt          Against                        Against
       advisory vote, the Company's executive
       compensation program as described in the
       Company's 2019 proxy statement.




--------------------------------------------------------------------------------------------------------------------------
 ANDEAVOR                                                                                    Agenda Number:  934865948
--------------------------------------------------------------------------------------------------------------------------
        Security:  03349M105
    Meeting Type:  Special
    Meeting Date:  24-Sep-2018
          Ticker:  ANDV
            ISIN:  US03349M1053
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 29, 2018, among Andeavor,
       Marathon Petroleum Corporation, Mahi Inc.
       and Mahi LLC, as such agreement may be
       amended from time to time, which is
       referred to as the merger agreement.

2.     To approve, by a non-binding advisory vote,               Mgmt          Against                        Against
       certain compensation that may be paid or
       become payable to Andeavor's named
       executive officers that is based on or
       otherwise relates to the merger
       contemplated by the merger agreement.

3.     To adjourn the special meeting, if                        Mgmt          For                            For
       reasonably necessary to provide
       stockholders with any required supplement
       or amendment to the joint proxy
       statement/prospectus or to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1




--------------------------------------------------------------------------------------------------------------------------
 ARRIS INTERNATIONAL PLC                                                                     Agenda Number:  934916620
--------------------------------------------------------------------------------------------------------------------------
        Security:  G0551A103
    Meeting Type:  Special
    Meeting Date:  01-Feb-2019
          Ticker:  ARRS
            ISIN:  GB00BZ04Y379
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

C1.    Approve (with or without modification) a                  Mgmt          For                            For
       scheme of arrangement (the "Scheme") to be
       made between ARRIS International plc
       ("ARRIS") and the holders of the Scheme
       Shares (as defined in the Scheme).

G1.    Authorize, for the purpose of giving effect               Mgmt          For                            For
       to the scheme of arrangement (the "Scheme")
       between ARRIS International plc ("ARRIS")
       and the holders of the Scheme Shares (as
       defined in the Scheme), the directors of
       ARRIS to take all such action as they may
       consider necessary or appropriate for
       carrying the Scheme into effect and to
       amend the articles of association of ARRIS.

G2.    Approve, on an advisory, non-binding basis,               Mgmt          For                            For
       the compensation to be paid or become
       payable to ARRIS's named executive officers
       in connection with the proposed acquisition
       by CommScope Holding Company, Inc. of all
       of the issued and to be issued ordinary
       shares of ARRIS pursuant to the terms of a
       Bid Conduct Agreement and the Scheme, and
       the agreements and understandings pursuant
       to which such compensation may be paid or
       become payable.




--------------------------------------------------------------------------------------------------------------------------
 ASPEN INSURANCE HOLDINGS LIMITED                                                            Agenda Number:  934898389
--------------------------------------------------------------------------------------------------------------------------
        Security:  G05384105
    Meeting Type:  Special
    Meeting Date:  10-Dec-2018
          Ticker:  AHL
            ISIN:  BMG053841059
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve an amendment to Aspen's bye-laws               Mgmt          For                            For
       to reduce the shareholder vote required to
       approve a merger with any third party from
       the affirmative vote of at least 66% of the
       voting power of the shares entitled to vote
       at a meeting of the shareholders to a
       simple majority of the votes cast at a
       meeting of the shareholders.

2.     To approve the merger agreement, the                      Mgmt          For                            For
       statutory merger agreement required in
       accordance with Section 105 of the Bermuda
       Companies Act 1981, as amended, and the
       merger.

3.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to Aspen's named executive
       officers in connection with the merger, as
       described in the proxy statement.

4.     To approve an adjournment of the special                  Mgmt          For                            For
       general meeting, if necessary or
       appropriate, to solicit additional proxies,
       in the event that there are insufficient
       votes to approve Proposals 1 or 2 at the
       special general meeting.




--------------------------------------------------------------------------------------------------------------------------
 ATHENAHEALTH INC                                                                            Agenda Number:  934917305
--------------------------------------------------------------------------------------------------------------------------
        Security:  04685W103
    Meeting Type:  Special
    Meeting Date:  07-Feb-2019
          Ticker:  ATHN
            ISIN:  US04685W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of November 11, 2018 (the merger
       agreement), among May Holding Corp., May
       Merger Sub Inc. and athenahealth (the
       merger).

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, specified compensation that may be
       paid or become payable to the named
       executive officers of athenahealth in
       connection with the merger and contemplated
       by the merger agreement.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting to a later date or time if
       necessary or appropriate, including to
       solicit additional proxies in favor of the
       proposal to adopt the merger agreement if
       there are insufficient votes at the time of
       the special meeting to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 BELMOND LTD.                                                                                Agenda Number:  934919753
--------------------------------------------------------------------------------------------------------------------------
        Security:  G1154H107
    Meeting Type:  Special
    Meeting Date:  14-Feb-2019
          Ticker:  BEL
            ISIN:  BMG1154H1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of December 13, 2018, by
       and among Belmond Ltd., LVMH Moet Hennessy
       Louis Vuitton SE, Palladio Overseas Holding
       Limited and Fenice Ltd., including the
       statutory merger agreement attached
       thereto, and the merger of Fenice Ltd. with
       and into Belmond Ltd. (the "merger
       proposal").

2.     To approve an adjournment of the special                  Mgmt          For                            For
       general meeting of shareholders of Belmond
       Ltd. (the "special general meeting"), if
       necessary or appropriate, to solicit
       additional proxies, in the event that there
       are insufficient votes to approve the
       merger proposal at the special general
       meeting (the "adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 CA, INC.                                                                                    Agenda Number:  934868451
--------------------------------------------------------------------------------------------------------------------------
        Security:  12673P105
    Meeting Type:  Special
    Meeting Date:  12-Sep-2018
          Ticker:  CA
            ISIN:  US12673P1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 11, 2018, as it may be
       amended from time to time, by and among CA,
       Inc., Broadcom Inc. and Collie Acquisition
       Corp. (the "merger agreement").

2.     To approve any proposal to adjourn the                    Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting to approve the proposal to
       adopt the merger agreement.

3.     To approve, on an advisory (non-binding)                  Mgmt          Against                        Against
       basis, specified compensation that will or
       may become payable to the named executive
       officers of CA, Inc. in connection with the
       merger.




--------------------------------------------------------------------------------------------------------------------------
 CELGENE CORPORATION                                                                         Agenda Number:  934939642
--------------------------------------------------------------------------------------------------------------------------
        Security:  151020104
    Meeting Type:  Special
    Meeting Date:  12-Apr-2019
          Ticker:  CELG
            ISIN:  US1510201049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of January 2, 2019, as it
       may be amended from time to time (the
       merger agreement), among Bristol-Myers
       Squibb Company, a Delaware corporation
       (Bristol-Myers Squibb), Burgundy Merger
       Sub, Inc., a Delaware corporation and
       wholly-owned subsidiary of Bristol-Myers
       Squibb, and Celgene Corporation (Celgene),
       pursuant to which Burgundy Merger Sub, Inc.
       will be merged with and into Celgene (the
       merger).

2.     Approval of the adjournment from time to                  Mgmt          For                            For
       time of the special meeting of the
       stockholders of Celgene (the Celgene
       special meeting) if necessary to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement at the time of the Celgene
       special meeting or any adjournment or
       postponement thereof.

3.     Approval, on an advisory (non-binding)                    Mgmt          For                            For
       basis, of the compensation that will or may
       be paid or provided by Celgene to its named
       executive officers in connection with the
       merger.




--------------------------------------------------------------------------------------------------------------------------
 CHENIERE ENERGY PARTNERS LP HLDGS LLC                                                       Agenda Number:  934870797
--------------------------------------------------------------------------------------------------------------------------
        Security:  16411W108
    Meeting Type:  Consent
    Meeting Date:  20-Sep-2018
          Ticker:  CQH
            ISIN:  US16411W1080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the merger of CQH with and into               Mgmt          For                            For
       Columbia Acquisition Sub LLC (Merger Sub),
       a wholly owned subsidiary of Cheniere
       Energy, Inc. (Cheniere), with Merger Sub
       continuing as the surviving entity, and
       approval of the Agreement and Plan of
       Merger, as such agreement may be amended
       from time to time, by and among Cheniere,
       Merger Sub and CQH.




--------------------------------------------------------------------------------------------------------------------------
 COBIZ FINANCIAL INC.                                                                        Agenda Number:  934869934
--------------------------------------------------------------------------------------------------------------------------
        Security:  190897108
    Meeting Type:  Special
    Meeting Date:  27-Sep-2018
          Ticker:  COBZ
            ISIN:  US1908971088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Merger Proposal. The approval of the                      Mgmt          For                            For
       Agreement and Plan of Merger by and among
       CoBiz Financial Inc, BOK Financial
       Corporation and BOKF Merger Corporation
       Number Sixteen.

2.     Compensation Proposal. An advisory                        Mgmt          For                            For
       (nonbinding) shareholder approval of
       executive compensation that certain
       executive officers of CoBiz Financial Inc.
       may receive that is based on or otherwise
       relates to the merger.

3.     Adjournment Proposal. The approval of one                 Mgmt          For                            For
       or more adjournments of the special
       meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       merger proposal.




--------------------------------------------------------------------------------------------------------------------------
 COTIVITI HOLDINGS, INC.                                                                     Agenda Number:  934861356
--------------------------------------------------------------------------------------------------------------------------
        Security:  22164K101
    Meeting Type:  Special
    Meeting Date:  24-Aug-2018
          Ticker:  COTV
            ISIN:  US22164K1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time,
       "Merger Agreement"), by and among Cotiviti
       Holdings, Inc., Verscend Technologies, Inc.
       and Rey Merger Sub, Inc., a wholly owned
       subsidiary of Verscend Technologies, Inc.,
       and approve transactions contemplated
       thereby, including the merger of Rey Merger
       Sub, Inc. with and into Cotiviti Holdings,
       Inc. (the "Merger"), with Cotiviti
       Holdings, Inc. continuing as the surviving
       corporation and a wholly owned subsidiary
       of Verscend Technologies, Inc. (the "Merger
       Proposal")

2.     To approve, on an advisory non-binding                    Mgmt          Against                        Against
       basis, the compensation that may be paid or
       become payable to the named executive
       officers of Cotiviti Holdings, Inc. in
       connection with the Merger

3.     To approve the adjournment of the Special                 Mgmt          For                            For
       Meeting to a later date or dates, if
       necessary or appropriate, including to
       solicit additional proxies if there are
       insufficient votes to approve the Merger
       Proposal at the time of the Special
       Meeting.




--------------------------------------------------------------------------------------------------------------------------
 DCT INDUSTRIAL TRUST INC.                                                                   Agenda Number:  934858284
--------------------------------------------------------------------------------------------------------------------------
        Security:  233153204
    Meeting Type:  Special
    Meeting Date:  20-Aug-2018
          Ticker:  DCT
            ISIN:  US2331532042
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of DCT Industrial                   Mgmt          For                            For
       Trust Inc. with and into Prologis, Inc.,
       with Prologis, Inc. surviving the merger
       (the "company merger"), on the terms and
       conditions set forth in the Agreement and
       Plan of Merger, dated as of April 29, 2018,
       as may be amended from time to time, by and
       among Prologis, Inc., Prologis, L.P., DCT
       Industrial Trust Inc. and DCT Industrial
       Operating Partnership LP (the "merger
       agreement").

2.     To approve a non-binding advisory proposal                Mgmt          For                            For
       to approve certain compensation that may be
       paid or become payable to certain named
       executive officers of DCT Industrial Trust
       Inc. in connection with the mergers and
       transactions contemplated under the merger
       agreement.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting to another date, time or
       place, if necessary, to solicit additional
       proxies in favor of the proposal to approve
       the company merger on the terms and
       conditions set forth in the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 DELL TECHNOLOGIES INC.                                                                      Agenda Number:  934891361
--------------------------------------------------------------------------------------------------------------------------
        Security:  24703L103
    Meeting Type:  Special
    Meeting Date:  11-Dec-2018
          Ticker:  DVMT
            ISIN:  US24703L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, between Dell Technologies Inc. and
       Teton Merger Sub Inc., dated as of July 1,
       2018, as it may be amended from time to
       time (the "merger agreement"), pursuant to
       which Teton Merger Sub Inc. will be merged
       with and into Dell Technologies Inc., and
       Dell Technologies Inc. will continue as the
       surviving corporation.

2.     Adoption of the Fifth Amended and Restated                Mgmt          For                            For
       Certificate of Incorporation of Dell
       Technologies Inc. in the form attached as
       Exhibit A to the merger agreement.

3.     Approval, on a non-binding, advisory basis,               Mgmt          For                            For
       of compensation arrangements with respect
       to the named executive officers of Dell
       Technologies Inc. related to the Class V
       transaction described in the accompanying
       proxy statement/prospectus.

4.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes at the time of the special
       meeting to adopt the merger agreement or
       adopt the Fifth Amended and Restated
       Certificate of Incorporation of Dell
       Technologies Inc.




--------------------------------------------------------------------------------------------------------------------------
 DELL TECHNOLOGIES INC.                                                                      Agenda Number:  934905677
--------------------------------------------------------------------------------------------------------------------------
        Security:  24703L103
    Meeting Type:  Special
    Meeting Date:  11-Dec-2018
          Ticker:  DVMT
            ISIN:  US24703L1035
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, between Dell Technologies Inc. and
       Teton Merger Sub Inc., dated as of July 1,
       2018, as it may be amended from time to
       time (the "merger agreement"), pursuant to
       which Teton Merger Sub Inc. will be merged
       with and into Dell Technologies Inc., and
       Dell Technologies Inc. will continue as the
       surviving corporation.

2.     Adoption of the Fifth Amended and Restated                Mgmt          For                            For
       Certificate of Incorporation of Dell
       Technologies Inc. in the form attached as
       Exhibit A to the merger agreement.

3.     Approval, on a non-binding, advisory basis,               Mgmt          For                            For
       of compensation arrangements with respect
       to the named executive officers of Dell
       Technologies Inc. related to the Class V
       transaction described in the accompanying
       proxy statement/prospectus.

4.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes at the time of the special
       meeting to adopt the merger agreement or
       adopt the Fifth Amended and Restated
       Certificate of Incorporation of Dell
       Technologies Inc.




--------------------------------------------------------------------------------------------------------------------------
 DOMINION MIDSTREAM PARTNERS LP                                                              Agenda Number:  934925249
--------------------------------------------------------------------------------------------------------------------------
        Security:  257454108
    Meeting Type:  Consent
    Meeting Date:  15-Feb-2019
          Ticker:
            ISIN:  US2574541080
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The undersigned, being a holder of record                 Mgmt          For                            For
       as of the close of business on January 7,
       2019 (the "Record Date") of DEM Common
       Units and/or DEM Series A Preferred Units,
       hereby consents to and approves, by written
       consent without a meeting, the Merger
       Agreement and the transactions contemplated
       thereby, including the Merger.




--------------------------------------------------------------------------------------------------------------------------
 EDUCATION REALTY TRUST, INC.                                                                Agenda Number:  934868893
--------------------------------------------------------------------------------------------------------------------------
        Security:  28140H203
    Meeting Type:  Special
    Meeting Date:  14-Sep-2018
          Ticker:  EDR
            ISIN:  US28140H2031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve merger of Education Realty                     Mgmt          For                            For
       Trust, Inc. with & into GSHGIF REIT, an
       affiliate of Greystar Real Estate Partners,
       LLC ("REIT merger"), pursuant to Agreement
       & Plan of Merger ("merger agreement"),
       among Education Realty Trust, Inc.,
       Education Realty Operating Partnership, LP,
       Education Realty OP GP, Inc., University
       Towers Operating Partnership, LP,
       University Towers OP GP, LLC & certain
       other affiliates of Greystar Real Estate
       Partners, LLC, as it may amended from time
       to time ("merger proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to the named executive
       officers of Education Realty Trust, Inc.
       that is based on or otherwise relates to
       the mergers contemplated by the merger
       agreement (the "merger related compensation
       proposal").

3.     To approve any adjournment of the special                 Mgmt          For                            For
       meeting to a later date or time, if
       necessary or appropriate, including for the
       purpose of soliciting additional proxies if
       there are not sufficient votes at the time
       of the special meeting to approve the REIT
       merger (the "adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 ENERCARE INC                                                                                Agenda Number:  709911970
--------------------------------------------------------------------------------------------------------------------------
        Security:  29269C207
    Meeting Type:  SGM
    Meeting Date:  24-Sep-2018
          Ticker:
            ISIN:  CA29269C2076
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

CMMT   PLEASE NOTE THAT SHAREHOLDERS ARE ALLOWED                 Non-Voting
       TO VOTE 'IN FAVOR' OR 'AGAINST' FOR
       RESOLUTION NO 1, ABSTAIN IS NOT A VOTING
       OPTION ON THIS MEETING

1      TO APPROVE, WITH OR WITHOUT VARIATION, A                  Mgmt          For                            For
       SPECIAL RESOLUTION, THE FULL TEXT OF WHICH
       IS SET FORTH IN APPENDIX A TO THE
       ACCOMPANYING MANAGEMENT INFORMATION
       CIRCULAR OF ENERCARE INC. (THE "CIRCULAR"),
       APPROVING A STATUTORY PLAN OF ARRANGEMENT
       UNDER SECTION 192 OF THE CANADA BUSINESS
       CORPORATIONS ACT, ALL AS MORE PARTICULARLY
       DESCRIBED IN THE CIRCULAR




--------------------------------------------------------------------------------------------------------------------------
 ENERGY TRANSFER PARTNERS, L.P.                                                              Agenda Number:  934877664
--------------------------------------------------------------------------------------------------------------------------
        Security:  29278N103
    Meeting Type:  Special
    Meeting Date:  18-Oct-2018
          Ticker:  ETP
            ISIN:  US29278N1037
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of August 1, 2018 (as may be amended from
       time to time, the "merger agreement"), by
       and among Energy Transfer Equity, L.P.
       ("ETE"), LE GP, LLC, the general partner of
       ETE, Streamline Merger Sub, LLC, a wholly
       owned subsidiary of ETE ("ETE Merger Sub"),
       Energy Transfer Partners, L.P. ("ETP") and
       Energy Transfer Partners, L.L.C., as the
       general partner of Energy Transfer Partners
       GP, L.P., the general partner of ETP, and
       the transactions contemplated thereby.

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the special
       meeting, if necessary, to solicit
       additional proxies if there are not
       sufficient votes to adopt the merger
       agreement and the transactions contemplated
       thereby at the time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 ENLINK MIDSTREAM PARTNERS, LP                                                               Agenda Number:  934915731
--------------------------------------------------------------------------------------------------------------------------
        Security:  29336U107
    Meeting Type:  Special
    Meeting Date:  23-Jan-2019
          Ticker:  ENLK
            ISIN:  US29336U1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of October 21, 2018
       ("Merger Agreement"), by and among EnLink
       Midstream, LLC ("ENLC"), EnLink Midstream
       Manager, LLC, the managing member of ENLC,
       NOLA Merger Sub, LLC, a wholly-owned
       subsidiary of ENLC ("Merger Sub"), EnLink
       Midstream Partners, LP ("ENLK"), and EnLink
       Midstream GP, LLC.

2.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve the adjournment of the special
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 ENLINK MIDSTREAM PARTNERS, LP                                                               Agenda Number:  934916290
--------------------------------------------------------------------------------------------------------------------------
        Security:  29336U107
    Meeting Type:  Special
    Meeting Date:  23-Jan-2019
          Ticker:  ENLK
            ISIN:  US29336U1079
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the Agreement and Plan of                      Mgmt          For                            For
       Merger, dated as of October 21, 2018
       ("Merger Agreement"), by and among EnLink
       Midstream, LLC ("ENLC"), EnLink Midstream
       Manager, LLC, the managing member of ENLC,
       NOLA Merger Sub, LLC, a wholly-owned
       subsidiary of ENLC ("Merger Sub"), EnLink
       Midstream Partners, LP ("ENLK"), and EnLink
       Midstream GP, LLC.

2.     To consider and vote upon a proposal to                   Mgmt          For                            For
       approve the adjournment of the special
       meeting to a later date or dates, if
       necessary or appropriate, to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 ENVISION HEALTHCARE CORPORATION                                                             Agenda Number:  934868374
--------------------------------------------------------------------------------------------------------------------------
        Security:  29414D100
    Meeting Type:  Annual
    Meeting Date:  11-Sep-2018
          Ticker:  EVHC
            ISIN:  US29414D1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of June 10, 2018 (as it may be
       amended from time to time, the "merger
       agreement"), by and among Envision
       Healthcare Corporation, a Delaware
       corporation ("Envision" or the "Company"),
       Enterprise Parent Holdings Inc., a Delaware
       corporation ("Parent") and Enterprise
       Merger Sub Inc., an indirect wholly owned
       subsidiary of Parent (the "Merger Sub"),
       pursuant to which Merger Sub will be merged
       with and into the Company (the "merger").

2.     To approve, on an advisory (non-binding)                  Mgmt          For                            For
       basis, certain compensation that may be
       paid or become payable to Envision's named
       executive officers in connection with the
       merger.

3.     To approve the adjournment of the annual                  Mgmt          For                            For
       meeting, if necessary or appropriate,
       including to solicit additional proxies if
       there are insufficient votes at the time of
       the annual meeting to approve the proposal
       to adopt the merger agreement or in the
       absence of a quorum.

4A.    Election of Class II Director: John T.                    Mgmt          For                            For
       Gawaluck

4B.    Election of Class II Director: Joey A.                    Mgmt          For                            For
       Jacobs

4C.    Election of Class II Director: Kevin P.                   Mgmt          Against                        Against
       Lavender

4D.    Election of Class II Director: Leonard M.                 Mgmt          For                            For
       Riggs, Jr., M.D.

5.     To amend Envision's Second Amended and                    Mgmt          For                            For
       Restated Certificate of Incorporation,
       dated December 1, 2016 to declassify the
       Board of Directors and to eliminate the
       Series A-1 Mandatory Convertible Preferred
       Stock.

6.     To approve, on an advisory (non-binding)                  Mgmt          Against                        Against
       basis, of the compensation of Envision's
       named executive officers.

7.     To ratify the appointment of Deloitte &                   Mgmt          Against                        Against
       Touche LLP as Envision Healthcare
       Corporation's independent registered public
       accounting firm for the year ending
       December 31, 2018.




--------------------------------------------------------------------------------------------------------------------------
 ESTERLINE TECHNOLOGIES CORPORATION                                                          Agenda Number:  934910844
--------------------------------------------------------------------------------------------------------------------------
        Security:  297425100
    Meeting Type:  Special
    Meeting Date:  17-Jan-2019
          Ticker:  ESL
            ISIN:  US2974251009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       as it may be amended from time to time,
       dated as of October 9, 2018 by and among
       Esterline Technologies Corporation,
       TransDigm Group Incorporated, and
       Thunderbird Merger Sub Inc.

2.     To approve, by non-binding, advisory vote,                Mgmt          For                            For
       compensation that will or may become
       payable by Esterline Technologies
       Corporation to its named executive officers
       in connection with the merger contemplated
       by the merger agreement.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       Special Meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the merger
       agreement at the time of the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 ESTERLINE TECHNOLOGIES CORPORATION                                                          Agenda Number:  934916113
--------------------------------------------------------------------------------------------------------------------------
        Security:  297425100
    Meeting Type:  Annual
    Meeting Date:  07-Feb-2019
          Ticker:  ESL
            ISIN:  US2974251009
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.1    Election of Director: Delores M. Etter                    Mgmt          For                            For

1.2    Election of Director: Paul V. Haack                       Mgmt          Against                        Against

1.3    Election of Director: Mary L. Howell                      Mgmt          For                            For

1.4    Election of Director: Scott E. Kuechle                    Mgmt          For                            For

1.5    Election of Director: Curtis C. Reusser                   Mgmt          Against                        Against

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers for the fiscal year
       ended September 28, 2018.

3.     To ratify the selection of Ernst & Young                  Mgmt          Against                        Against
       LLP as the Company's independent registered
       public accounting firm for the fiscal year
       ending September 27, 2019.




--------------------------------------------------------------------------------------------------------------------------
 FINANCIAL ENGINES, INC.                                                                     Agenda Number:  934846188
--------------------------------------------------------------------------------------------------------------------------
        Security:  317485100
    Meeting Type:  Special
    Meeting Date:  16-Jul-2018
          Ticker:  FNGN
            ISIN:  US3174851002
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of April 29, 2018 ("merger
       agreement"), by and among Financial
       Engines, Inc. ("Company"), Edelman
       Financial, L.P. ("Parent"), and Flashdance
       Merger Sub, Inc. ("Merger Sub"), pursuant
       to which Merger Sub will be merged with and
       into the Company (the "merger").

2.     To approve, on an advisory (non-binding)                  Mgmt          Against                        Against
       basis, certain compensation that may be
       paid or become payable to the Company's
       named executive officers in connection with
       the merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate,
       including to solicit additional proxies if
       there are insufficient votes at the time of
       the special meeting to approve the proposal
       to adopt the merger agreement or in the
       absence of a quorum.




--------------------------------------------------------------------------------------------------------------------------
 FIRST DATA CORPORATION                                                                      Agenda Number:  934956662
--------------------------------------------------------------------------------------------------------------------------
        Security:  32008D106
    Meeting Type:  Consent
    Meeting Date:  11-Apr-2019
          Ticker:  FDC
            ISIN:  US32008D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The adoption of the Agreement and Plan of                 Mgmt          For                            For
       Merger, dated as of January 16, 2019, by
       and among First Data, Fiserv and 300
       Holdings, Inc., a Delaware corporation
       ("Merger Sub"), pursuant to which Merger
       Sub will merge with and into First Data
       (the "Merger"), with First Data surviving
       the Merger as a direct, wholly owned
       subsidiary of Fiserv.

2.     The adoption of the following resolution,                 Mgmt          Against                        Against
       on a non-binding, advisory basis:
       "RESOLVED, that compensation that will or
       may be made to First Data's named executive
       officers in connection with the Merger, and
       the agreements or understandings pursuant
       to which such compensation will or may be
       made, in each case, as disclosed pursuant
       to Item 402(t) of Regulation S-K under the
       heading "The Merger-Interests of Certain
       First Data Directors & Executive Officers
       in Merger" beginning on page 132 of Joint
       Proxy & Consent Solicitation
       Statement/Prospectus.




--------------------------------------------------------------------------------------------------------------------------
 FIRST DATA CORPORATION                                                                      Agenda Number:  934958907
--------------------------------------------------------------------------------------------------------------------------
        Security:  32008D106
    Meeting Type:  Annual
    Meeting Date:  09-May-2019
          Ticker:  FDC
            ISIN:  US32008D1063
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Frank J. Bisignano                                        Mgmt          Withheld                       Against
       Henry R. Kravis                                           Mgmt          Withheld                       Against
       Heidi G. Miller                                           Mgmt          For                            For

2.     Cast an advisory vote on the compensation                 Mgmt          For                            For
       of named executive officers.

3.     Ratify the appointment of Ernst & Young LLP               Mgmt          Against                        Against
       as First Data's independent registered
       public accounting firm for our fiscal year
       ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 FOREST CITY REALTY TRUST, INC.                                                              Agenda Number:  934889568
--------------------------------------------------------------------------------------------------------------------------
        Security:  345605109
    Meeting Type:  Special
    Meeting Date:  15-Nov-2018
          Ticker:  FCEA
            ISIN:  US3456051099
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Forest City Realty Trust, Inc. and the                    Mgmt          For                            For
       other transactions contemplated by the
       Agreement and Plan of Merger, and as it may
       be amended from time to time, among Forest
       City Realty Trust, Inc., Antlia Holdings
       LLC and Antlia Merger Sub Inc., as more
       particularly described in the Proxy
       Statement.

2.     To approve, by a non-binding, advisory                    Mgmt          Against                        Against
       vote, certain compensation arrangements for
       Forest City Realty Trust, Inc.'s named
       executive officers in connection with the
       merger, as more particularly described in
       the Proxy Statement.

3.     To approve any adjournments of the special                Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve proposal 1, as more particularly
       described in the Proxy Statement.




--------------------------------------------------------------------------------------------------------------------------
 GOLDCORP INC.                                                                               Agenda Number:  934942738
--------------------------------------------------------------------------------------------------------------------------
        Security:  380956409
    Meeting Type:  Special
    Meeting Date:  04-Apr-2019
          Ticker:  GG
            ISIN:  CA3809564097
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      A special resolution to approve an                        Mgmt          For                            For
       arrangement under Section 182 of the
       Business Corporations Act (Ontario)
       involving the Company and Newmont Mining
       Corporation, all as more particularly
       described in the management information
       circular of the Company dated March 4,
       2019.




--------------------------------------------------------------------------------------------------------------------------
 GRAMERCY PROPERTY TRUST                                                                     Agenda Number:  934854515
--------------------------------------------------------------------------------------------------------------------------
        Security:  385002308
    Meeting Type:  Special
    Meeting Date:  09-Aug-2018
          Ticker:  GPT
            ISIN:  US3850023082
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of Gramercy Property                Mgmt          For                            For
       Trust with and into BRE Glacier L.P., and
       the other transactions contemplated by the
       Agreement and Plan of Merger, among
       Gramercy Property Trust, GPT Operating
       Partnership LP, BRE Glacier Parent L.P.,
       BRE Glacier L.P. and BRE Glacier
       Acquisition L.P., as described in the Proxy
       Statement.

2.     To approve, on a non-binding, advisory                    Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to our named executive
       officers that is based on or otherwise
       relates to the merger, as more particularly
       described in the Proxy Statement.

3.     To approve any adjournment of the special                 Mgmt          For                            For
       meeting for the purpose of soliciting
       additional proxies if there are not
       sufficient votes at the special meeting to
       approve the merger and the other
       transactions contemplated by the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 II-VI INCORPORATED                                                                          Agenda Number:  934928904
--------------------------------------------------------------------------------------------------------------------------
        Security:  902104108
    Meeting Type:  Special
    Meeting Date:  26-Mar-2019
          Ticker:  IIVI
            ISIN:  US9021041085
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to approve the issuance of II-VI                 Mgmt          For                            For
       Incorporated's common stock, no par value,
       in connection with the merger contemplated
       by the Agreement and Plan of Merger, dated
       as of November 8, 2018, as may be amended
       from time to time, by and among II-VI
       Incorporated, a Pennsylvania corporation,
       Mutation Merger Sub Inc., a Delaware
       corporation and a wholly owned subsidiary
       of II-VI Incorporated, and Finisar
       Corporation, a Delaware corporation.

2.     Proposal to approve adjournments of II-VI                 Mgmt          For                            For
       Incorporated's special meeting, if
       necessary or appropriate, including to
       solicit additional proxies if there are not
       sufficient votes to approve the share
       issuance proposal described above.




--------------------------------------------------------------------------------------------------------------------------
 ILG INC                                                                                     Agenda Number:  934861952
--------------------------------------------------------------------------------------------------------------------------
        Security:  44967H101
    Meeting Type:  Special
    Meeting Date:  28-Aug-2018
          Ticker:  ILG
            ISIN:  US44967H1014
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the transactions contemplated by               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of April 30, 2018 (the "merger agreement"),
       by and among ILG, Marriott Vacations
       Worldwide Corporation, a Delaware
       corporation ("MVW"), Ignite Holdco, Inc., a
       wholly-owned direct subsidiary of ILG
       ("Holdco"), Ignite Holdco Subsidiary, Inc.,
       a wholly-owned direct subsidiary of Holdco
       ("Ignite Merger Sub"), Volt Merger Sub,
       Inc., a wholly-owned direct subsidiary of
       MVW ("Volt Corporate Merger Sub"), (the
       "combination transactions").

2.     To approve, on a non-binding, advisory                    Mgmt          Against                        Against
       basis, the compensation that may be paid or
       become payable to ILG's named executive
       officers in connection with the combination
       transactions.

3.     To adjourn the ILG Special Meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies.




--------------------------------------------------------------------------------------------------------------------------
 INVESTMENT TECHNOLOGY GROUP, INC.                                                           Agenda Number:  934914854
--------------------------------------------------------------------------------------------------------------------------
        Security:  46145F105
    Meeting Type:  Special
    Meeting Date:  24-Jan-2019
          Ticker:  ITG
            ISIN:  US46145F1057
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger (the "merger agreement"), dated as
       of November 6, 2018, by and among
       Investment Technology Group, Inc. ( the
       "Company"), Virtu Financial, Inc. ("Virtu")
       and Impala Merger Sub, Inc., an indirect
       wholly owned subsidiary of Virtu ("Merger
       Sub"), ...(due to space limits, see proxy
       statement for full proposal).

2.     Proposal to approve, on a non-binding,                    Mgmt          For                            For
       advisory basis, the compensation that
       certain executive officers of the Company
       may receive in connection with the merger
       pursuant to agreements or arrangements with
       the Company.

3.     Proposal to approve one or more                           Mgmt          For                            For
       adjournments of the special meeting, if
       necessary or appropriate, including
       adjournments to permit further solicitation
       of proxies in favor of the merger proposal.




--------------------------------------------------------------------------------------------------------------------------
 KAPSTONE PAPER & PACKAGING CORPORATION                                                      Agenda Number:  934863906
--------------------------------------------------------------------------------------------------------------------------
        Security:  48562P103
    Meeting Type:  Special
    Meeting Date:  06-Sep-2018
          Ticker:  KS
            ISIN:  US48562P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of January 28, 2018, as it
       may be amended from time to time, among the
       Company, WestRock Company, Whiskey Holdco,
       Inc., Whiskey Merger Sub, Inc. and Kola
       Merger Sub, Inc. (the "merger proposal").

2.     Adjournment of the special meeting, if                    Mgmt          For                            For
       necessary or appropriate, to solicit
       additional proxies if there are not
       sufficient votes to approve the merger
       proposal.

3.     Non-binding advisory approval of the                      Mgmt          Against                        Against
       compensation and benefits that may be paid,
       become payable or be provided to the
       Company's named executive officers in
       connection with the mergers.




--------------------------------------------------------------------------------------------------------------------------
 KMG CHEMICALS, INC.                                                                         Agenda Number:  934886904
--------------------------------------------------------------------------------------------------------------------------
        Security:  482564101
    Meeting Type:  Special
    Meeting Date:  13-Nov-2018
          Ticker:  KMG
            ISIN:  US4825641016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to approve and adopt the Agreement               Mgmt          For                            For
       and Plan of Merger, dated as of August 14,
       2018, as it may be amended from time to
       time, by and among KMG Chemicals, Inc.,
       Cabot Microelectronics Corporation and
       Cobalt Merger Sub Corporation (the
       "Agreement and Plan of Merger").

2.     Proposal to approve the adjournment of the                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, to solicit additional proxies
       in favor of the proposal to approve the
       Agreement and Plan of Merger if there are
       insufficient votes to approve the proposal
       to approve the Agreement and Plan of Merger
       at the time of the special meeting or any
       adjournment or postponement thereof.

3.     Proposal to approve by non-binding,                       Mgmt          Against                        Against
       advisory vote, certain compensation
       arrangements for KMG's named executive
       officers in connection with the merger
       contemplated by the Agreement and Plan of
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 L3 TECHNOLOGIES, INC.                                                                       Agenda Number:  934934832
--------------------------------------------------------------------------------------------------------------------------
        Security:  502413107
    Meeting Type:  Special
    Meeting Date:  04-Apr-2019
          Ticker:  LLL
            ISIN:  US5024131071
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal (the "L3               Mgmt          For                            For
       merger agreement proposal") to adopt the
       Agreement and Plan of Merger, dated as of
       October 12, 2018 (as it may be amended from
       time to time), by and among Harris
       Corporation, L3 Technologies, Inc. and
       Leopard Merger Sub Inc., pursuant to which
       Leopard Merger Sub Inc. will merge with and
       into L3 Technologies, Inc. and L3
       Technologies, Inc. will continue as the
       surviving corporation and wholly-owned
       subsidiary of Harris Corporation.

2.     To consider and vote on an advisory                       Mgmt          Against                        Against
       (non-binding) proposal (the "L3
       compensation proposal") to approve the
       executive officer compensation that may be
       paid or become payable to L3 Technologies,
       Inc.'s named executive officers in
       connection with the merger.

3.     To consider and vote on a proposal (the "L3               Mgmt          For                            For
       adjournment proposal") to approve the
       adjournment of the Special Meeting of L3
       stockholders, if necessary or appropriate,
       including to solicit additional proxies if
       there are not sufficient votes at the time
       of the Special Meeting to approve the
       merger agreement proposal or to ensure that
       any supplement or amendment to the
       accompanying joint proxy
       statement/prospectus is timely provided to
       L3 stockholders.




--------------------------------------------------------------------------------------------------------------------------
 LIFEPOINT HEALTH, INC.                                                                      Agenda Number:  934883352
--------------------------------------------------------------------------------------------------------------------------
        Security:  53219L109
    Meeting Type:  Special
    Meeting Date:  29-Oct-2018
          Ticker:  LPNT
            ISIN:  US53219L1098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated as of July 22, 2018, as it may be
       amended from time to time, by and among
       LifePoint Health, Inc., RegionalCare
       Hospital Partners Holdings, Inc. (D/B/A
       RCCH HealthCare Partners) and Legend Merger
       Sub, Inc.

2.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting, if necessary or advisable,
       to solicit additional proxies if there are
       insufficient votes at the time of the
       special meeting to adopt the Agreement and
       Plan of Merger.

3.     To approve, on an advisory (non-binding)                  Mgmt          Against                        Against
       basis, the golden parachute compensation
       that may be payable to LifePoint Health,
       Inc.'s named executive officers in
       connection with the consummation of the
       merger.




--------------------------------------------------------------------------------------------------------------------------
 LSC COMMUNICATIONS, INC.                                                                    Agenda Number:  934922293
--------------------------------------------------------------------------------------------------------------------------
        Security:  50218P107
    Meeting Type:  Special
    Meeting Date:  22-Feb-2019
          Ticker:  LKSD
            ISIN:  US50218P1075
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the agreement and plan of merger,                Mgmt          For                            For
       dated as of October 30, 2018, as such
       agreement may be amended from time to time,
       by and among Quad/Graphics, Inc., QLC
       Merger Sub, Inc. and LSC Communications,
       Inc. (the"merger agreement").

2.     To approve, by a non-binding, advisory                    Mgmt          For                            For
       vote, certain compensation that may be paid
       or become payable to LSC Communications,
       Inc.'s named executive officers that is
       based on or otherwise relates to the merger
       contemplated by the merger agreement.

3.     To adjourn the special meeting, if                        Mgmt          For                            For
       reasonably necessary to provide
       stockholders with any required supplement
       or amendment to the accompanying joint
       proxy statement/prospectus or to solicit
       additional proxies in the event there are
       not sufficient votes at the time of the
       special meeting to approve Proposal 1.




--------------------------------------------------------------------------------------------------------------------------
 MAZOR ROBOTICS LTD.                                                                         Agenda Number:  934892856
--------------------------------------------------------------------------------------------------------------------------
        Security:  57886P103
    Meeting Type:  Special
    Meeting Date:  19-Nov-2018
          Ticker:  MZOR
            ISIN:  US57886P1030
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval (pursuant to Section 320 of the                  Mgmt          For
       ICL) of: (i) the merger of Belinom Ltd.
       ("Merger Sub") (an entity wholly owned by
       Given Imaging Ltd., Oridion Medical 1987
       Ltd., Oridion Systems Ltd., Covidien Israel
       Holdings Ltd. (collectively and
       individually, "Parent")) with and into
       Mazor, pursuant to Sections 314 through 327
       of the ICL, following which Merger Sub will
       cease to exist and Mazor will become
       collectively wholly owned by Parent and
       Covidien Group S.a.r.l ("CovLux") ...(Due
       to space limits, see proxy material for
       full proposal).

1A.    The undersigned is Parent, Merger Sub or                  Mgmt          Against
       any person or entity holding at least 25%
       of the means of control of either Parent or
       Merger Sub, or any person or entity acting
       on behalf of either Parent or Merger Sub or
       any family member of, or entity controlled
       by, any of the foregoing (a "Medtronic
       affiliated party"). Check the box "NO" to
       confirm that you are not a Medtronic
       affiliated party. Otherwise, check the box
       "YES" if you are a Medtronic affiliated
       party. (THIS ITEM MUST BE COMPLETED) MARK
       FOR = YES or AGAINST = NO

1B.    The undersigned is a controlling                          Mgmt          Against
       shareholder of Mazor or has a personal
       interest in the approval of the Merger
       Proposal. Check the box "NO" to confirm
       that you are not a controlling shareholder
       of Mazor and do not have a personal
       interest in the approval of the Merger
       Proposal. Otherwise, check the box "YES" if
       you are a controlling shareholder of Mazor
       or have a personal interest in the approval
       of the Merger Proposal. (THIS ITEM MUST BE
       COMPLETED) MARK FOR = YES or AGAINST = NO




--------------------------------------------------------------------------------------------------------------------------
 MB FINANCIAL, INC.                                                                          Agenda Number:  934865366
--------------------------------------------------------------------------------------------------------------------------
        Security:  55264U108
    Meeting Type:  Special
    Meeting Date:  18-Sep-2018
          Ticker:  MBFI
            ISIN:  US55264U1088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     A proposal (the "common stockholder merger                Mgmt          For                            For
       proposal") to approve the merger of MB
       Financial, Inc. ("MB Financial") with a
       subsidiary of Fifth Third Bancorp ("Fifth
       Third") pursuant to the Agreement and Plan
       of Merger, dated as of May 20, 2018 (as
       such agreement may from time to time be
       amended), by and among Fifth Third, Fifth
       Third Financial Corporation
       ("Intermediary") and MB Financial.

2.     A proposal (the "charter amendment                        Mgmt          Against                        Against
       proposal") to approve an amendment to the
       charter of MB Financial and the articles
       supplementary to the charter of MB
       Financial relating to the MB Financial
       preferred stock that would give the holders
       of MB Financial preferred stock the right
       to vote with the holders of MB Financial
       common stock as a single class on all
       matters submitted to a vote of such common
       stockholders

3.     A proposal to approve, on a non-binding,                  Mgmt          For                            For
       advisory basis, the compensation to be paid
       to MB Financial's named executive officers
       that is based on or otherwise relates to
       the merger.

4.     A proposal to approve one or more                         Mgmt          For                            For
       adjournments of the Meeting, if necessary
       or appropriate to permit further
       solicitation of proxies from the holders of
       MB Financial common stock in favor of the
       common stockholder merger proposal and/or
       the charter amendment proposal.




--------------------------------------------------------------------------------------------------------------------------
 MEDEQUITIES RLTY TR INC                                                                     Agenda Number:  934996464
--------------------------------------------------------------------------------------------------------------------------
        Security:  58409L306
    Meeting Type:  Special
    Meeting Date:  15-May-2019
          Ticker:  MRT
            ISIN:  US58409L3069
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To consider and vote on the merger (the                   Mgmt          For                            For
       "merger")of MedEquities Realty Trust,
       Inc.("MedEquities") with and into Omega
       Healthcare Investors, Inc. ("Omega")
       pursuant to the Agreement and Plan of
       Merger, dated as of January 2, 2019, by and
       among MedEquities, MedEquities OP GP, LLC,
       MedEquities Realty Operating Partnership,
       LP, Omega and OHI Healthcare Properties
       Limited Partnership, as it may be amended
       from time to time (the "merger proposal")

2      To consider and vote on a proposal to                     Mgmt          For                            For
       approve any adjournment of the special
       meeting to a later date or time, if
       necessary or appropriate,including for the
       purpose of soliciting additional proxies if
       there are not sufficient votes at the time
       of the special meeting to approve the
       merger(the "adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 MELLANOX TECHNOLOGIES LTD.                                                                  Agenda Number:  935045749
--------------------------------------------------------------------------------------------------------------------------
        Security:  M51363113
    Meeting Type:  Special
    Meeting Date:  20-Jun-2019
          Ticker:  MLNX
            ISIN:  IL0011017329
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Are you a Parent Affiliate (as defined in                 Mgmt          For
       the Proxy Statement)? By selecting FOR I
       confirm that I AM NOT a Parent Affiliate
       and by selecting AGAINST I confirm that I
       AM a Parent Affiliate.

1b.    The Merger Proposal: To approve the                       Mgmt          For                            For
       acquisition of the Company by NVIDIA
       International Holdings Inc., a Delaware
       corporation ("Parent"), including the
       approval of (a) the Agreement and Plan of
       Merger (as it may be amended from time to
       time, the "Merger Agreement"), dated March
       10, 2019, by and among Parent, Teal Barvaz
       Ltd., a company organized under the laws of
       the State of Israel and a wholly-owned
       subsidiary of Parent ("Merger Sub"), NVIDIA
       Corporation, a Delaware corporation ...(due
       to space limits, see proxy material for
       full proposal).

2.     The Adjournment Proposal: To approve the                  Mgmt          For                            For
       adjournment of the Extraordinary General
       Meeting to a later date or dates if
       necessary to solicit additional proxies if
       there are insufficient votes to approve the
       Merger Proposal at the time of the
       Extraordinary General Meeting.

3.     The Merger-Related Executive Compensation                 Mgmt          Against                        Against
       Proposal: To approve on a nonbinding,
       advisory basis, any "golden parachute
       compensation" that will or may become
       payable to the Company's named executive
       officers in connection with the Merger.

4a.    Do you have a Personal Interest (as defined               Mgmt          For
       in the Proxy Statement) with regards to
       Proposal 4b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

4b.    The CEO Base Salary Proposal: To approve                  Mgmt          For                            For
       the increase in annual base cash
       compensation for Eyal Waldman, our chief
       executive officer, from $610,000 to
       $650,000.

5a.    Do you have a Personal Interest with                      Mgmt          For
       regards to Proposal 5b? By selecting FOR I
       confirm that I DO NOT HAVE a Personal
       Interest and by selecting AGAINST I confirm
       I DO HAVE a Personal Interest in voting
       this proposal.

5b.    The CEO Cash Incentive Proposal: To approve               Mgmt          For                            For
       the grant to Mr. Waldman of a 2019
       performance-based cash incentive award,
       which will be tied to the Company's
       achievement of pre-established revenue and
       adjusted operating income objectives for
       fiscal 2019 and which will be measured and
       paid, if earned, in 2020.

6a.    Do you have a Personal Interest with                      Mgmt          For
       regards to Proposal 6b? By selecting FOR I
       confirm that I DO NOT HAVE a Personal
       Interest and by selecting AGAINST I confirm
       I DO HAVE a Personal Interest in voting
       this proposal.

6b.    The CEO Severance Proposal: To approve the                Mgmt          For                            For
       amendment and restatement of Mr. Waldman's
       executive severance benefits agreement, in
       accordance with the Amended Severance
       Agreement attached as Annex D to the Proxy
       Statement, to (i) amend the benefits
       thereunder to two years of base salary and
       two years of target bonus (to be paid in
       accordance with the terms and conditions
       therein) and vesting acceleration of 100%
       of his equity awards in the event of
       certain employment terminations ...(due to
       space limits, see proxy material for full
       proposal).

7a.    Do you have a Personal Interest (as defined               Mgmt          For
       in the Proxy Statement) with regards to
       Proposal 7b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

7b.    The CEO Equity Award Proposal: To approve                 Mgmt          For                            For
       the grant to Mr.Waldman of a 2019 equity
       incentive award of 55,696 restricted share
       units.

8a.    Do you have a Personal Interest (as defined               Mgmt          For
       in the Proxy Statement) with regards to
       Proposal 8b? By selecting FOR I confirm
       that I DO NOT HAVE a Personal Interest and
       by selecting AGAINST I confirm I DO HAVE a
       Personal Interest in voting this proposal.

8b.    The CEO Tax Equalization Proposal: To                     Mgmt          For                            For
       approve certain tax equalization payments
       to Mr. Waldman to reimburse Mr. Waldman for
       additional personal income tax liability
       incurred as the result of him allocating
       his time between Israel and the United
       States in the amount of $54,000 for the
       2018 tax year and an amount to be
       determined consistently with past practice
       but not to exceed $125,000 for the 2019 tax
       year to be made as soon as administratively
       practicable after the tax differential is
       ...(due to space limits, see proxy material
       for full proposal).

9.     The Waters Bonus Proposal: To approve                     Mgmt          For                            For
       payment of a cash bonus of $25,000 to Greg
       Waters, an independent member of the
       Company's board of directors, in
       recognition of his services with respect to
       the Merger.




--------------------------------------------------------------------------------------------------------------------------
 NIGHTSTAR THERAPEUTICS PLC                                                                  Agenda Number:  934992529
--------------------------------------------------------------------------------------------------------------------------
        Security:  65413A101
    Meeting Type:  Special
    Meeting Date:  08-May-2019
          Ticker:  NITE
            ISIN:  US65413A1016
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

C1     To approve the scheme of arrangement                      Mgmt          For                            For
       proposed to be made between the Company and
       certain Company shareholders (the "Scheme")
       subject to the terms and conditions and as
       set out in the Scheme Document dated April
       9, 2019.

S1     THAT: notwithstanding anything contained in               Mgmt          For                            For
       the Company's articles of association, the
       board of directors of the Company (the
       "Board") be authorised to re-designate any
       ordinary share of GBP 0.01 in the capital
       of the Company (each, an "Ordinary Share")
       that is subject to a vesting agreement
       dated on or about 27 September 2017,
       entered into between the Company and
       certain then employee-holders of Ordinary
       Shares in the capital of the Company, as a
       Deferred Share in the capital ...(due to
       space limits, see proxy material for full
       proposal).

O2     THAT: conditional upon passing Resolution 1               Mgmt          For                            For
       and the Board so authorising, the terms of
       each of the buy-back agreements to acquire
       any Deferred Shares in the forms available
       for inspection on the Company's website and
       at its registered office be and is hereby
       approved.

S3     THAT: for the purpose of giving effect to                 Mgmt          For                            For
       the scheme of arrangement dated April 9,
       2019 (the "Scheme") between the Company and
       the holders of the Nightstar Scheme Shares
       (as defined in the Scheme), a print of
       which has been produced to this meeting and
       for the purposes of identification signed
       by the Chairman hereof, in its original
       form or subject to such modification,
       addition or condition agreed between the
       Company and Biogen Switzerland Holdings
       GmbH and approved or imposed by ...(due to
       space limits, see proxy material for full
       proposal).




--------------------------------------------------------------------------------------------------------------------------
 NUTRISYSTEM, INC.                                                                           Agenda Number:  934926392
--------------------------------------------------------------------------------------------------------------------------
        Security:  67069D108
    Meeting Type:  Special
    Meeting Date:  05-Mar-2019
          Ticker:  NTRI
            ISIN:  US67069D1081
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of December 9, 2018, as it may be amended
       from time to time, by and among Tivity
       Health, Inc., Sweet Acquisition, Inc. and
       Nutrisystem, Inc.

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the special
       meeting if necessary or appropriate,
       including to solicit additional proxies in
       the event there are not sufficient votes at
       the time of the special meeting to approve
       Proposal 1.

3.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve, on an advisory (non-binding)
       basis, certain compensation that may be
       paid or become payable to Nutrisystem,
       Inc.'s named executive officers in
       connection with, or following, the closing
       of the merger contemplated by the agreement
       referred to in Proposal 1 or in the absence
       of a quorum.




--------------------------------------------------------------------------------------------------------------------------
 NXP SEMICONDUCTORS NV.                                                                      Agenda Number:  935037425
--------------------------------------------------------------------------------------------------------------------------
        Security:  N6596X109
    Meeting Type:  Annual
    Meeting Date:  17-Jun-2019
          Ticker:  NXPI
            ISIN:  NL0009538784
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

2.C    Adoption of the 2018 statutory annual                     Mgmt          For                            For
       accounts

2.D    Granting discharge to the executive member                Mgmt          For                            For
       and non-executive members of the Board of
       Directors for their responsibilities in the
       financial year 2018

3.A    Proposal to re-appoint Mr. Richard L                      Mgmt          For                            For
       Clemmer as executive director

3.B    Proposal to re-appoint Sir Peter Bonfield                 Mgmt          Against                        Against
       as non-executive director

3.C    Proposal to re-appoint Mr. Kenneth A.                     Mgmt          For                            For
       Goldman as non-executive director

3.D    Proposal to re-appoint Mr. Josef Kaeser as                Mgmt          For                            For
       non-executive director

3.E    Proposal to appoint Mrs. Lena Olving as                   Mgmt          For                            For
       non-executive director

3.F    Proposal to re-appoint Mr. Peter Smitham as               Mgmt          Against                        Against
       non-executive director

3.G    Proposal to re-appoint Ms. Julie Southern                 Mgmt          For                            For
       as non-executive director

3.H    Proposal to appoint Mrs. Jasmin Staiblin as               Mgmt          For                            For
       non-executive director

3.I    Proposal to re-appoint Mr. Gregory Summe as               Mgmt          Against                        Against
       non-executive director

3.J    Proposal to appoint Mr. Karl-Henrik                       Mgmt          For                            For
       Sundstrom as non-executive director

4.A    Authorization of the Board of Directors to                Mgmt          For                            For
       issue shares or grant rights to acquire
       shares

4.B    Authorization of the Board of Directors to                Mgmt          For                            For
       restrict or exclude pre-emption rights

5.     Approval of the NXP 2019 omnibus incentive                Mgmt          Against                        Against
       plan (the "Plan") and approval of the
       number of shares and rights to acquire
       shares for award under the Plan

6.     Authorization of the Board of Directors to                Mgmt          Against                        Against
       repurchase shares in the Company's capital

7.     Authorization of the Board of Directors to                Mgmt          For                            For
       cancel ordinary shares held or to be
       acquired by the Company

8.     Proposal to re-appoint KPMG Accountants                   Mgmt          For                            For
       N.V. as the Company's external auditor for
       fiscal year 2019




--------------------------------------------------------------------------------------------------------------------------
 OCEAN RIG UDW INC                                                                           Agenda Number:  934891412
--------------------------------------------------------------------------------------------------------------------------
        Security:  G66964118
    Meeting Type:  Special
    Meeting Date:  29-Nov-2018
          Ticker:  ORIG
            ISIN:  KYG669641188
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of a special resolution pursuant                 Mgmt          For                            For
       to the Cayman Islands Companies Law (2018
       Revision) of the laws of the Cayman Islands
       and the Second Amended and Restated
       Memorandum and Articles of Association (the
       "Articles") of Ocean Rig UDW Inc. ("Ocean
       rig") to approve the merger agreement,
       dated as of September 3, 2018 (the "Merger
       Agreement"), by and among Ocean Rig,
       Transocean Ltd. ("Transocean"), Transocean
       Oceanus Holdings Limited, and Transocean
       Oceanus Limited ("Merger Sub"), and the
       transactions contemplated thereby.

2.     Approval of adjournments of the Ocean Rig                 Mgmt          For                            For
       Extraordinary General Meeting, if
       necessary, to permit further solicitation
       of proxies if there are not sufficient
       votes at the time of the meeting to approve
       the Merger Agreement.

1a.    Election to be a Drag-Along Seller (as                    Mgmt          For
       defined in the Articles) and to authorize
       the officers of Transocean to take all such
       actions to effect the transactions
       contemplated by the Merger Agreement as a
       Drag-Along Sale (as defined in the
       Articles) in accordance with Article 6.2.2
       of the Articles, to the extent permitted
       thereunder and Transocean determines it is
       advisable to pursue a Drag-Along Sale,
       provided that in all cases the Merger
       Agreement has not been terminated in
       accordance with its terms.




--------------------------------------------------------------------------------------------------------------------------
 PINNACLE FOODS INC.                                                                         Agenda Number:  934878995
--------------------------------------------------------------------------------------------------------------------------
        Security:  72348P104
    Meeting Type:  Special
    Meeting Date:  23-Oct-2018
          Ticker:  PF
            ISIN:  US72348P1049
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of June 26, 2018, as it may be
       amended from time to time (the "merger
       agreement"), by and among Pinnacle Foods
       Inc., a Delaware corporation, Conagra
       Brands Inc., a Delaware corporation, and
       Patriot Merger Sub Inc., a Delaware
       corporation.

2.     Approve, on a non-binding, advisory basis,                Mgmt          Against                        Against
       the compensation that may be paid or may
       become payable to Pinnacle Foods Inc.'s
       named executive officers in connection
       with, or following, the closing of the
       merger contemplated by the merger
       agreement.

3.     Approve adjournments of the Special                       Mgmt          For                            For
       Meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       proposal to adopt the merger agreement at
       the time of the Special Meeting.




--------------------------------------------------------------------------------------------------------------------------
 PROLOGIS, INC.                                                                              Agenda Number:  934945772
--------------------------------------------------------------------------------------------------------------------------
        Security:  74340W103
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  PLD
            ISIN:  US74340W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Hamid R. Moghadam                   Mgmt          Against                        Against

1b.    Election of Director: Cristina G. Bita                    Mgmt          For                            For

1c.    Election of Director: George L. Fotiades                  Mgmt          For                            For

1d.    Election of Director: Philip L. Hawkins                   Mgmt          For                            For

1e.    Election of Director: Lydia H. Kennard                    Mgmt          For                            For

1f.    Election of Director: J. Michael Losh                     Mgmt          Against                        Against

1g.    Election of Director: Irving F. Lyons III                 Mgmt          For                            For

1h.    Election of Director: David P. O'Connor                   Mgmt          For                            For

1i.    Election of Director: Olivier Piani                       Mgmt          For                            For

1j.    Election of Director: Jeffrey L. Skelton                  Mgmt          Against                        Against

1k.    Election of Director: Carl B. Webb                        Mgmt          Against                        Against

1l.    Election of Director: William D. Zollars                  Mgmt          For                            For

2.     Advisory Vote to Approve the Company's                    Mgmt          For                            For
       Executive Compensation for 2018

3.     Ratification of the Appointment of KPMG LLP               Mgmt          Against                        Against
       as the Company's Independent Registered
       Public Accounting Firm for the year 2019




--------------------------------------------------------------------------------------------------------------------------
 QUANTENNA COMMUNICATIONS, INC.                                                              Agenda Number:  935036714
--------------------------------------------------------------------------------------------------------------------------
        Security:  74766D100
    Meeting Type:  Special
    Meeting Date:  14-Jun-2019
          Ticker:  QTNA
            ISIN:  US74766D1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt Agreement and Plan of                   Mgmt          For                            For
       Merger, (which we refer to as "merger
       agreement"), among ON Semiconductor
       Corporation (which we refer to as "ON
       Semiconductor"), Raptor Operations Sub,
       Inc. (which we refer to as "Merger Sub"),
       which is a wholly owned subsidiary of ON
       Semiconductor, and Quantenna
       Communications, Inc. (which we refer to as
       "Quantenna"), pursuant to which Merger Sub
       will be merged with and into Quantenna
       (which we refer to as "merger").

2.     To consider and vote on a non-binding,                    Mgmt          Against                        Against
       advisory proposal to approve specified
       compensation that will or may become
       payable to Quantenna's named executive
       officers in connection with the merger.

3.     To consider and vote on a proposal to                     Mgmt          For                            For
       adjourn the special meeting, if necessary,
       to solicit additional proxies if there are
       not sufficient votes at the time of the
       special meeting to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 RED HAT, INC.                                                                               Agenda Number:  934914222
--------------------------------------------------------------------------------------------------------------------------
        Security:  756577102
    Meeting Type:  Special
    Meeting Date:  16-Jan-2019
          Ticker:  RHT
            ISIN:  US7565771026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time),
       dated as of October 28, 2018, which we
       refer to as the merger agreement, by and
       among Red Hat, Inc., International Business
       Machines Corporation and Socrates
       Acquisition Corp.

2.     To approve, by means of a non-binding,                    Mgmt          Against                        Against
       advisory vote, compensation that will or
       may become payable to the named executive
       officers of Red Hat, Inc. in connection
       with the merger.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, to solicit
       additional proxies if there are
       insufficient votes to adopt the merger
       agreement at the then-scheduled date and
       time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 RENT-A-CENTER, INC.                                                                         Agenda Number:  934869542
--------------------------------------------------------------------------------------------------------------------------
        Security:  76009N100
    Meeting Type:  Special
    Meeting Date:  18-Sep-2018
          Ticker:  RCII
            ISIN:  US76009N1000
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt and approve (a) Agreement and Plan               Mgmt          For                            For
       of Merger, dated as of June 17, 2018, as it
       may be amended from time to time, by and
       among Rent-A-Center, Inc., Vintage Rodeo
       Parent, LLC and Vintage Rodeo Acquisition,
       Inc. (the "merger agreement"), and (b) the
       transactions contemplated by the merger
       agreement, including, without limitation,
       the merger ("merger proposal").

2.     To approve, on a non-binding, advisory                    Mgmt          Against                        Against
       basis, specified compensation that may
       become payable by Rent-A-Center, Inc. to
       its named executive officers in connection
       with the merger.

3.     To approve one or more adjournments of the                Mgmt          For                            For
       special meeting to a later date or dates,
       if necessary or appropriate, including to
       solicit additional proxies if there are
       insufficient votes to approve the merger
       proposal at the time of the special meeting
       or any adjournment or postponement of the
       special meeting.




--------------------------------------------------------------------------------------------------------------------------
 RESOLUTE ENERGY CORPORATION                                                                 Agenda Number:  934924475
--------------------------------------------------------------------------------------------------------------------------
        Security:  76116A306
    Meeting Type:  Special
    Meeting Date:  22-Feb-2019
          Ticker:  REN
            ISIN:  US76116A3068
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, dated as
       of November 18, 2018, as it may be amended
       from time to time, by and among Cimarex
       Energy Co., CR Sub 1 Inc., CR Sub 2 LLC and
       Resolute Energy Corporation (the "merger
       proposal").

2.     To consider and vote on a proposal to                     Mgmt          For                            For
       approve the adjournment of the Resolute
       special meeting, if necessary to solicit
       additional proxies if there are not
       sufficient votes to approve the merger
       proposal at the time of the Resolute
       special meeting.

3.     To consider and vote on a proposal to                     Mgmt          Against                        Against
       approve, on an advisory (non-binding)
       basis, the payments that will or may be
       paid to Resolute's named executive officers
       in connection with the merger.




--------------------------------------------------------------------------------------------------------------------------
 ROWAN COMPANIES PLC                                                                         Agenda Number:  934913698
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7665A101
    Meeting Type:  Special
    Meeting Date:  21-Feb-2019
          Ticker:  RDC
            ISIN:  GB00B6SLMV12
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Rowan Transaction-Related Compensation                    Mgmt          Against                        Against
       Proposal: To approve, in accordance with
       Section 14A of the Securities Exchange Act
       of 1934, as amended, on an advisory,
       non-binding basis, the compensation to be
       paid or become payable to Rowan's named
       executive officers in connection with the
       transactions and the agreements and
       understandings pursuant to which such
       compensation may be paid or become payable
       as set forth in the joint proxy statement
       of Rowan and Ensco plc (the "Joint Proxy
       Statement").

2.     Rowan Scheme and Articles Amendment                       Mgmt          For                            For
       Proposal: To authorize, for the purpose of
       giving effect to the scheme of arrangement
       between Rowan and the holders of the Scheme
       Shares, a print of which has been produced
       to the General Meeting of Rowan
       shareholders and for the purpose of
       identification signed by the chairman
       hereof, in its original form or subject to
       any modification, addition or condition
       agreed between Rowan and Ensco plc and
       approved or imposed by the High Court of
       Justice of England and Wales.




--------------------------------------------------------------------------------------------------------------------------
 ROWAN COMPANIES PLC                                                                         Agenda Number:  934913701
--------------------------------------------------------------------------------------------------------------------------
        Security:  G7665A111
    Meeting Type:  Special
    Meeting Date:  21-Feb-2019
          Ticker:
            ISIN:
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Rowan Scheme Proposal: To approve the                     Mgmt          For                            For
       Scheme as set forth in the section titled
       "Scheme of Arrangement" in the Joint Proxy
       Statement (the "Scheme of Arrangement")
       pursuant to which each issued and
       outstanding Rowan ordinary share that is
       subject to the Scheme of Arrangement will
       be converted into the right to receive
       2.750 Class A ordinary shares, nominal
       value $0.10 per share, of Ensco plc.




--------------------------------------------------------------------------------------------------------------------------
 RSP PERMIAN INC                                                                             Agenda Number:  934846683
--------------------------------------------------------------------------------------------------------------------------
        Security:  74978Q105
    Meeting Type:  Special
    Meeting Date:  17-Jul-2018
          Ticker:  RSPP
            ISIN:  US74978Q1058
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger,                Mgmt          For                            For
       dated March 27, 2018, among RSP Permian,
       Inc., Concho Resources Inc. and Green
       Merger Sub Inc. (as it may be amended from
       time to time, the "Merger Agreement").

2.     To approve, by a non-binding advisory vote,               Mgmt          Against                        Against
       certain compensation that may be paid or
       become payable to RSP Permian, Inc.'s named
       executive officers that is based on or
       otherwise relates to the Merger Agreement.




--------------------------------------------------------------------------------------------------------------------------
 SENDGRID, INC.                                                                              Agenda Number:  934916327
--------------------------------------------------------------------------------------------------------------------------
        Security:  816883102
    Meeting Type:  Special
    Meeting Date:  30-Jan-2019
          Ticker:  SEND
            ISIN:  US8168831027
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       and Reorganization, dated October 15, 2018,
       among Twilio Inc., Topaz Merger Subsidiary,
       Inc., and SendGrid, Inc., as amended on
       December 13, 2018 and as such agreement may
       be further amended from time to time (the
       "merger agreement").

2.     To approve, on an advisory (non-binding)                  Mgmt          Against                        Against
       basis, the compensation that may be paid or
       become payable to SendGrid's named
       executive officers that is based on or
       otherwise relates to the merger agreement
       and the transactions contemplated by the
       merger agreement.

3.     To approve adjournments of the SendGrid                   Mgmt          For                            For
       special meeting, if necessary and
       appropriate, to solicit additional proxies
       if there are not sufficient votes to
       approve the SendGrid merger proposal.




--------------------------------------------------------------------------------------------------------------------------
 SODASTREAM INTERNATIONAL LTD                                                                Agenda Number:  934878717
--------------------------------------------------------------------------------------------------------------------------
        Security:  M9068E105
    Meeting Type:  Special
    Meeting Date:  09-Oct-2018
          Ticker:  SODA
            ISIN:  IL0011213001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the proposed acquisition of the               Mgmt          For                            For
       Company by PepsiCo Ventures B.V. ("Buyer"),
       a wholly-owned subsidiary of PepsiCo, Inc.
       ("PepsiCo"), including the approval of: (i)
       the Agreement and Plan of Merger, dated as
       of August 20, 2018 (as it may be amended
       from time to time, the "merger agreement"),
       pursuant to which Saturn Merger Sub Ltd., a
       direct wholly-owned subsidiary of Buyer
       ("Merger Sub"), will merge with and into
       the Company, so that the Company will be
       the surviving company and will become a
       direct wholly-owned subsidiary of Buyer
       (the "merger").

1A.    The undersigned confirms that he, she or it               Mgmt          For
       is not (i) PepsiCo, Buyer, Merger Sub or
       any person or entity holding, directly or
       indirectly, 25% or more of the voting power
       or the right to appoint the chief executive
       officer or 25% or more of the directors of
       PepsiCo, Buyer or Merger Sub; (ii) a person
       or entity acting on behalf of PepsiCo,
       Buyer, Merger Sub or a person or entity
       described in clause (i) above; or (iii) a
       family member of, or an entity controlled
       by, PepsiCo, Buyer. MARK "FOR" = "YES" OR
       "AGAINST" = "NO".




--------------------------------------------------------------------------------------------------------------------------
 SPARTON CORPORATION                                                                         Agenda Number:  934902936
--------------------------------------------------------------------------------------------------------------------------
        Security:  847235108
    Meeting Type:  Annual
    Meeting Date:  20-Dec-2018
          Ticker:  SPA
            ISIN:  US8472351084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: Alan L. Bazaar                      Mgmt          For                            For

1B     Election of Director: James D. Fast                       Mgmt          Against                        Against

1C     Election of Director: Joseph J. Hartnett                  Mgmt          For                            For

1D     Election of Director: Charles R. Kummeth                  Mgmt          For                            For

1E     Election of Director: James R. Swartwout                  Mgmt          Against                        Against

1F     Election of Director: Frank A. Wilson                     Mgmt          For                            For

2      Ratification of the appointment of BDO USA,               Mgmt          For                            For
       LLP as independent registered public
       accountants for the Company for the fiscal
       year ending June 30, 2019 by advisory vote.

3      To approve the Named Executive Officer                    Mgmt          For                            For
       compensation by an advisory vote.




--------------------------------------------------------------------------------------------------------------------------
 SPARTON CORPORATION                                                                         Agenda Number:  934923586
--------------------------------------------------------------------------------------------------------------------------
        Security:  847235108
    Meeting Type:  Special
    Meeting Date:  01-Mar-2019
          Ticker:  SPA
            ISIN:  US8472351084
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger, dated as of December 11, 2018, by
       and among Sparton Corporation, Striker
       Parent 2018, LLC, and Striker Merger Sub
       2018, Inc.(the "Merger Agreement").

2.     Proposal to approve, on a non-binding,                    Mgmt          For                            For
       advisory basis, the compensation that
       certain executive officers of the Company
       may receive in connection with the merger
       pursuant to agreements or arrangements with
       the Company.

3.     Proposal to approve one or more                           Mgmt          For                            For
       adjournments of the special meeting, if
       necessary or advisable, to solicit
       additional proxies if there are
       insufficient votes to adopt the Merger
       Agreement at the time of the special
       meeting.




--------------------------------------------------------------------------------------------------------------------------
 SPECTRA ENERGY PARTNERS, LP                                                                 Agenda Number:  934901390
--------------------------------------------------------------------------------------------------------------------------
        Security:  84756N109
    Meeting Type:  Consent
    Meeting Date:  13-Dec-2018
          Ticker:  SEP
            ISIN:  US84756N1090
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of merger of Autumn Acquisition                  Mgmt          For                            For
       Sub, LLC, a Delaware limited liability
       company & an indirect wholly-owned
       subsidiary of Enbridge Inc., with & into
       Spectra Energy Partners, LP (SEP), with SEP
       continuing as surviving entity & an
       indirect wholly-owned subsidiary of
       Enbridge, & approval of  Agreement & Plan
       of Merger, as such agreement may be amended
       from time to time, entered into by & among
       SEP, Spectra Energy Partners (DE) GP, LP,
       Enbridge, Enbridge (U.S.) Inc., Merger Sub
       and, solely for purposes of Article I,
       Article II & Article XI therein.




--------------------------------------------------------------------------------------------------------------------------
 SUNCOKE ENERGY PARTNERS LP                                                                  Agenda Number:  935039873
--------------------------------------------------------------------------------------------------------------------------
        Security:  86722Y101
    Meeting Type:  Consent
    Meeting Date:  27-Jun-2019
          Ticker:  SXCP
            ISIN:  US86722Y1010
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     The undersigned holder of SXCP Common Units               Mgmt          For                            For
       does hereby vote, as indicated, with
       respect to the approval and adoption of the
       Merger Agreement and the transactions
       contemplated thereby, including the merger
       of Merger Sub with and into SXCP, with SXCP
       surviving as a whollyowned subsidiary of
       SunCoke.




--------------------------------------------------------------------------------------------------------------------------
 SUNTRUST BANKS, INC.                                                                        Agenda Number:  934933638
--------------------------------------------------------------------------------------------------------------------------
        Security:  867914103
    Meeting Type:  Annual
    Meeting Date:  23-Apr-2019
          Ticker:  STI
            ISIN:  US8679141031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1A     Election of Director: Agnes Bundy Scanlan                 Mgmt          For                            For

1B     Election of Director: Dallas S. Clement                   Mgmt          For                            For

1C     Election of Director: Paul D. Donahue                     Mgmt          For                            For

1D     Election of Director: Paul R. Garcia                      Mgmt          For                            For

1E     Election of Director: Donna S. Morea                      Mgmt          For                            For

1F     Election of Director: David M. Ratcliffe                  Mgmt          For                            For

1G     Election of Director: William H. Rogers,                  Mgmt          For                            For
       Jr.

1H     Election of Director: Frank P. Scruggs, Jr.               Mgmt          For                            For

1I     Election of Director: Bruce L. Tanner                     Mgmt          For                            For

1J     Election of Director: Steven C. Voorhees                  Mgmt          For                            For

2      To approve, on an advisory basis, the                     Mgmt          For                            For
       Company's executive compensation.

3      To ratify the appointment of Ernst & Young                Mgmt          Against                        Against
       LLP as our independent auditor for 2019.




--------------------------------------------------------------------------------------------------------------------------
 SUPERVALU INC.                                                                              Agenda Number:  934879872
--------------------------------------------------------------------------------------------------------------------------
        Security:  868536301
    Meeting Type:  Special
    Meeting Date:  18-Oct-2018
          Ticker:  SVU
            ISIN:  US8685363017
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      Adopt the Agreement and Plan of Merger, (as               Mgmt          For                            For
       it may be amended from time to time, the
       "merger agreement"), by and among SUPERVALU
       INC., a Delaware corp. ("SUPERVALU," or
       "Company"), SUPERVALU Enterprises, Inc., a
       Delaware corp. and a wholly owned
       subsidiary of SUPERVALU, United Natural
       Foods, Inc., a Delaware corp. and Jedi
       Merger Sub, Inc., a Delaware corp. and a
       wholly owned subsidiary of UNFI ("Merger
       Sub"), pursuant to Merger Sub will be
       merged with & into Company("merger"), with
       Company surviving merger as a wholly owned
       subsidiary of UNFI.

2      A proposal to approve, on an advisory                     Mgmt          Against                        Against
       (non-binding) basis, certain compensation
       that may be paid or become payable to the
       Company's named executive officers in
       connection with the merger.

3      A proposal to approve the adjournment of                  Mgmt          For                            For
       the special meeting, if necessary or
       appropriate, including to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting to approve the proposal to
       adopt the merger agreement or in the
       absence of a quorum.




--------------------------------------------------------------------------------------------------------------------------
 SYNTEL, INC.                                                                                Agenda Number:  934873147
--------------------------------------------------------------------------------------------------------------------------
        Security:  87162H103
    Meeting Type:  Special
    Meeting Date:  01-Oct-2018
          Ticker:  SYNT
            ISIN:  US87162H1032
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1      To approve the Agreement and Plan Merger,                 Mgmt          For                            For
       dated as of July 20, 2018, by and among
       Syntel, Inc., Atos S.E. and Green Merger
       Sub Inc.

2      To approve, by a non-binding advisory vote,               Mgmt          Against                        Against
       certain compensation arrangements for
       Syntel, Inc.'s named executive officers in
       connection with the merger.

3      To adjourn the special meeting, if                        Mgmt          For                            For
       necessary or appropriate, including if
       there are not holders of a sufficient
       number of shares of Syntel, Inc.'s common
       stock present or represented by proxy at
       the special meeting to constitute a quorum.




--------------------------------------------------------------------------------------------------------------------------
 T-MOBILE US, INC.                                                                           Agenda Number:  935011130
--------------------------------------------------------------------------------------------------------------------------
        Security:  872590104
    Meeting Type:  Annual
    Meeting Date:  13-Jun-2019
          Ticker:  TMUS
            ISIN:  US8725901040
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Srikant M. Datar                                          Mgmt          For                            For
       Srini Gopalan                                             Mgmt          For                            For
       Lawrence H. Guffey                                        Mgmt          For                            For
       Timotheus Hottges                                         Mgmt          Withheld                       Against
       Christian P. Illek                                        Mgmt          Withheld                       Against
       Bruno Jacobfeuerborn                                      Mgmt          For                            For
       Raphael Kubler                                            Mgmt          Withheld                       Against
       Thorsten Langheim                                         Mgmt          Withheld                       Against
       John J. Legere                                            Mgmt          For                            For
       G. Michael Sievert                                        Mgmt          For                            For
       Teresa A. Taylor                                          Mgmt          For                            For
       Kelvin R. Westbrook                                       Mgmt          For                            For

2.     Ratification of the Appointment of                        Mgmt          Against                        Against
       PricewaterhouseCoopers LLP as the Company's
       Independent Registered Public Accounting
       Firm for Fiscal Year 2019.

3.     Stockholder Proposal for Limitations on                   Shr           For                            Against
       Accelerated Vesting of Equity Awards in the
       Event of a Change of Control.




--------------------------------------------------------------------------------------------------------------------------
 TCF FINANCIAL CORPORATION                                                                   Agenda Number:  934940140
--------------------------------------------------------------------------------------------------------------------------
        Security:  872275102
    Meeting Type:  Annual
    Meeting Date:  24-Apr-2019
          Ticker:  TCF
            ISIN:  US8722751026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Peter Bell                                                Mgmt          For                            For
       William F. Bieber                                         Mgmt          Withheld                       Against
       Theodore J. Bigos                                         Mgmt          Withheld                       Against
       Craig R. Dahl                                             Mgmt          Withheld                       Against
       Karen L. Grandstrand                                      Mgmt          For                            For
       George G. Johnson                                         Mgmt          For                            For
       Richard H. King                                           Mgmt          For                            For
       Vance K. Opperman                                         Mgmt          Withheld                       Against
       Roger J. Sit                                              Mgmt          For                            For
       Julie H. Sullivan                                         Mgmt          For                            For
       Barry N. Winslow                                          Mgmt          For                            For
       Theresa M. H. Wise                                        Mgmt          For                            For

2.     Advisory (Non-Binding) Vote to Approve                    Mgmt          For                            For
       Executive Compensation as Disclosed in the
       Proxy Statement.

3.     Advisory (Non-Binding) Vote to Ratify the                 Mgmt          Against                        Against
       Appointment of KPMG LLP as Independent
       Registered Public Accountants for 2019.




--------------------------------------------------------------------------------------------------------------------------
 TCF FINANCIAL CORPORATION                                                                   Agenda Number:  935026547
--------------------------------------------------------------------------------------------------------------------------
        Security:  872275102
    Meeting Type:  Special
    Meeting Date:  07-Jun-2019
          Ticker:  TCF
            ISIN:  US8722751026
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of January 27, 2019 (as it
       may be amended from time to time), by and
       between TCF Financial Corporation ("TCF")
       and Chemical Financial Corporation
       ("Chemical"), pursuant to which TCF will
       merge with and into Chemical, with Chemical
       surviving the merger (the "TCF merger
       proposal").

2.     Approval, on a non-binding advisory basis,                Mgmt          For                            For
       of certain compensation that will or may be
       paid by TCF to its named executive officers
       that is based on or otherwise relates to
       the merger (the "TCF compensation
       proposal").

3.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting of TCF stockholders to a later date
       or dates, if necessary or appropriate, for
       the purpose of soliciting additional votes
       for the approval of the TCF merger proposal
       if there are insufficient votes to approve
       the TCF merger proposal at the time of the
       special meeting (the "TCF adjournment
       proposal").




--------------------------------------------------------------------------------------------------------------------------
 THE DUN & BRADSTREET CORPORATION                                                            Agenda Number:  934884607
--------------------------------------------------------------------------------------------------------------------------
        Security:  26483E100
    Meeting Type:  Special
    Meeting Date:  07-Nov-2018
          Ticker:  DNB
            ISIN:  US26483E1001
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated as of August 8, 2018, among The Dun &
       Bradstreet Corporation, Star Parent, L.P.
       and Star Merger Sub, Inc. (as may be
       amended from time to time, the "merger
       agreement").

2.     Approve, on an advisory (non-binding)                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to The Dun & Bradstreet
       Corporation's named executive officers in
       connection with the merger.

3.     Approve the adjournment of the special                    Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies if there are not
       sufficient votes to adopt the merger
       agreement.




--------------------------------------------------------------------------------------------------------------------------
 THE NAVIGATORS GROUP, INC.                                                                  Agenda Number:  934889013
--------------------------------------------------------------------------------------------------------------------------
        Security:  638904102
    Meeting Type:  Special
    Meeting Date:  16-Nov-2018
          Ticker:  NAVG
            ISIN:  US6389041020
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To consider and vote on a proposal to adopt               Mgmt          For                            For
       the Agreement and Plan of Merger, by and
       among The Navigators Group, Inc. (the
       "Company"), The Hartford Financial Services
       Group, Inc. ("Parent"), and Renato
       Acquisition Co., a direct wholly owned
       subsidiary of Parent ("Merger Sub"), with
       the Company surviving as a wholly owned
       subsidiary of Parent.

2.     To consider and vote on a proposal to                     Mgmt          Against                        Against
       approve, by a non-binding advisory vote,
       the compensation that may be paid or become
       payable to the Company's named executive
       officers that is based on or otherwise
       relates to the merger.

3.     To consider and vote on a proposal to                     Mgmt          For                            For
       adjourn the special meeting to a later date
       or time if necessary or appropriate,
       including to solicit additional proxies in
       favor of the proposal to adopt the merger
       agreement if there are insufficient votes
       at the time of the special meeting to adopt
       the merger agreement.




--------------------------------------------------------------------------------------------------------------------------
 TIER REIT, INC.                                                                             Agenda Number:  935030130
--------------------------------------------------------------------------------------------------------------------------
        Security:  88650V208
    Meeting Type:  Special
    Meeting Date:  12-Jun-2019
          Ticker:  TIER
            ISIN:  US88650V2088
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To approve the merger of the Company with                 Mgmt          For                            For
       and into Murphy Subsidiary Holdings
       Corporation ("Merger Sub"), with Merger Sub
       surviving the merger (the "Merger") as a
       wholly owned subsidiary of Cousins
       Properties Incorporated ("Cousins"), on the
       terms and subject to the conditions of the
       agreement and plan of merger, dated March
       25, 2019, as may be amended or supplemented
       from time to time, by and among the
       Company, Cousins and Merger Sub.

2.     To approve, on a non-binding advisory                     Mgmt          For                            For
       basis, the compensation that may be paid or
       become payable to the Company's named
       executive officers in connection with the
       Merger.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate, to
       solicit additional proxies in favor of the
       Merger, if there are insufficient votes at
       the time of such adjournment to approve the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 TRAVELPORT WORLDWIDE LIMITED                                                                Agenda Number:  934929451
--------------------------------------------------------------------------------------------------------------------------
        Security:  G9019D104
    Meeting Type:  Special
    Meeting Date:  15-Mar-2019
          Ticker:  TVPT
            ISIN:  BMG9019D1048
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Approval of the Agreement and Plan of                     Mgmt          For                            For
       Merger, by and among Travelport Worldwide
       Limited, Toro Private Holdings III, Ltd.
       ("Parent"), and following the execution of
       the joinder agreement, dated December 11,
       2018, Toro Private Holdings IV, Ltd.
       Pursuant to which Merger Sub will merge
       with and into Travelport, with Travelport
       continuing as the surviving company and a
       wholly owned subsidiary of Parent, the
       statutory merger agreement required in
       accordance with Section 105 of the Bermuda
       Companies Act 1981, as amended, and the
       Merger.

2.     Approval of the adjournment of the special                Mgmt          For                            For
       general meeting of Travelport (the "Special
       General Meeting") to a later date or dates
       if necessary or appropriate to solicit
       additional proxies if there are
       insufficient votes to approve the Merger
       Proposal at the time of the Special General
       Meeting.

3.     Approval on an advisory (non-binding)                     Mgmt          Against                        Against
       basis, of the compensation that may be paid
       or become payable to Travelport's named
       executive officers in connection with the
       Merger.




--------------------------------------------------------------------------------------------------------------------------
 TRIBUNE MEDIA COMPANY                                                                       Agenda Number:  934927914
--------------------------------------------------------------------------------------------------------------------------
        Security:  896047503
    Meeting Type:  Special
    Meeting Date:  12-Mar-2019
          Ticker:  TRCO
            ISIN:  US8960475031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Merger Agreement: To                      Mgmt          For                            For
       consider and vote on a proposal to adopt
       the agreement and plan of merger, dated as
       of November 30, 2018 (as amended from time
       to time, the "Merger Agreement"), by and
       among Tribune Media Company ("Tribune"),
       Nexstar Media Group, Inc. and Titan Merger
       Sub, Inc.

2.     Advisory Vote Regarding Merger Related                    Mgmt          Against                        Against
       Named Executive Officer Compensation: To
       consider and vote on a non-binding,
       advisory proposal to approve the
       compensation that may become payable to
       Tribune's named executive officers in
       connection with the consummation of the
       merger contemplated by the Merger
       Agreement.

3.     Approval of Special Meeting: To consider                  Mgmt          For                            For
       and vote on a proposal to adjourn the
       Tribune special meeting, if necessary or
       appropriate, including adjournments to
       permit further solicitation of proxies in
       favor of the proposal to adopt the Merger
       Agreement.




--------------------------------------------------------------------------------------------------------------------------
 TRIBUNE MEDIA COMPANY                                                                       Agenda Number:  934951787
--------------------------------------------------------------------------------------------------------------------------
        Security:  896047503
    Meeting Type:  Annual
    Meeting Date:  01-May-2019
          Ticker:  TRCO
            ISIN:  US8960475031
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1a.    Election of Director: Ross Levinsohn                      Mgmt          For                            For

1b.    Election of Director: Peter E. Murphy                     Mgmt          For                            For

2.     Advisory vote approving executive                         Mgmt          Against                        Against
       compensation.

3.     The ratification of the appointment of                    Mgmt          For                            For
       PricewaterhouseCoopers LLP as independent
       registered public accounting firm for the
       2019 fiscal year.




--------------------------------------------------------------------------------------------------------------------------
 USG CORPORATION                                                                             Agenda Number:  934871713
--------------------------------------------------------------------------------------------------------------------------
        Security:  903293405
    Meeting Type:  Special
    Meeting Date:  26-Sep-2018
          Ticker:  USG
            ISIN:  US9032934054
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adopt the Agreement and Plan of Merger,                   Mgmt          For                            For
       dated June 10, 2018 ("merger agreement"),
       among USG Corporation ("Company"), Gebr.
       Knauf KG ("Knauf") and World Cup
       Acquisition Corporation, a wholly-owned
       subsidiary of Knauf ("Merger Sub"),
       pursuant to which Merger Sub will merge
       into Company ("merger") with Company
       continuing as a wholly-owned subsidiary of
       Knauf.

2.     To approve, on a non-binding, advisory                    Mgmt          Against                        Against
       basis, the compensation payments that will
       or may be paid or become payable to the
       Company's named executive officers and that
       are based on or otherwise relate to the
       merger and the agreements and
       understandings pursuant to which such
       compensation will or may be paid or become
       payable.

3.     To approve the adjournment of the special                 Mgmt          For                            For
       meeting, if necessary or appropriate,
       including to solicit additional proxies if
       there are insufficient votes at the time of
       the special meeting to approve the proposal
       to adopt the merger agreement or in the
       absence of a quorum.




--------------------------------------------------------------------------------------------------------------------------
 VERSUM MATERIALS, INC.                                                                      Agenda Number:  935034114
--------------------------------------------------------------------------------------------------------------------------
        Security:  92532W103
    Meeting Type:  Special
    Meeting Date:  17-Jun-2019
          Ticker:  VSM
            ISIN:  US92532W1036
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Adoption of the Agreement and Plan of                     Mgmt          For                            For
       Merger, dated as of April 12, 2019 (as it
       may be amended from time to time) (the
       "merger agreement"), by and among Versum
       Materials, Inc. ("Versum"), Merck KGaA,
       Darmstadt, Germany ("Parent"), and EMD
       Performance Materials Holding, Inc.
       ("Merger Sub"), pursuant to which Merger
       Sub will merge with and into Versum, with
       Versum surviving and continuing as the
       surviving corporation in the merger and a
       wholly-owned subsidiary of Parent ("the
       merger agreement proposal").

2.     Approval, on a non-binding, advisory basis,               Mgmt          Against                        Against
       of the compensation that will or may be
       paid to Versum's named executive officers
       in connection with the transactions
       contemplated by the merger agreement ("the
       compensation proposal").

3.     Approval of the adjournment of the special                Mgmt          For                            For
       meeting to solicit additional proxies if
       there are not sufficient votes at the time
       of the special meeting to approve the
       merger agreement proposal or to ensure that
       any supplement or amendment to the
       accompanying proxy statement is timely
       provided to Versum stockholders ("the
       adjournment proposal").




--------------------------------------------------------------------------------------------------------------------------
 WABCO HOLDINGS INC.                                                                         Agenda Number:  935038249
--------------------------------------------------------------------------------------------------------------------------
        Security:  92927K102
    Meeting Type:  Special
    Meeting Date:  27-Jun-2019
          Ticker:  WBC
            ISIN:  US92927K1025
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     To adopt the Agreement and Plan of Merger                 Mgmt          For                            For
       (as it may be amended from time to time),
       dated as of March 28, 2019 (the "Merger
       Agreement"), by and among WABCO Holdings
       Inc., ZF Friedrichshafen AG and Verona
       Merger Sub Corp.

2.     To approve, by means of a non-binding,                    Mgmt          Against                        Against
       advisory vote, compensation that will or
       may become payable to the named executive
       officers of WABCO Holdings Inc. in
       connection with the merger.

3.     To approve one or more adjournments or                    Mgmt          For                            For
       postponements of the special meeting to a
       later date or dates, if necessary or
       appropriate, to solicit additional proxies
       if there are insufficient votes to adopt
       the Merger Agreement at the then- scheduled
       date and time of the special meeting.




--------------------------------------------------------------------------------------------------------------------------
 WILLIAMS PARTNERS, L.P.                                                                     Agenda Number:  934859642
--------------------------------------------------------------------------------------------------------------------------
        Security:  96949L105
    Meeting Type:  Consent
    Meeting Date:  09-Aug-2018
          Ticker:  WPZ
            ISIN:  US96949L1052
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Consent to, and hereby approve, the Merger                Mgmt          For                            For
       Agreement and the transactions contemplated
       thereby, including the merger of Merger Sub
       with and into Williams Partners, with
       Williams Partners surviving as a
       wholly-owned subsidiary of Williams. ("FOR"
       = Approve, "AGAINST" = do not approve,
       "ABSTAIN" votes will not be counted)




--------------------------------------------------------------------------------------------------------------------------
 WORLDPAY INC.                                                                               Agenda Number:  934967362
--------------------------------------------------------------------------------------------------------------------------
        Security:  981558109
    Meeting Type:  Annual
    Meeting Date:  16-May-2019
          Ticker:  WP
            ISIN:  US9815581098
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     DIRECTOR
       Lee Adrean                                                Mgmt          For                            For
       Mark Heimbouch                                            Mgmt          For                            For
       Gary Lauer                                                Mgmt          For                            For

2.     To approve, on an advisory basis, the                     Mgmt          For                            For
       compensation of the Company's named
       executive officers.

3.     To approve, on an advisory basis, the                     Mgmt          1 Year                         For
       preferred frequency of stockholder advisory
       votes on executive compensation.

4.     To ratify the appointment of Deloitte &                   Mgmt          Against                        Against
       Touche LLP as the Company's independent
       registered public accounting firm for the
       fiscal year ending December 31, 2019.




--------------------------------------------------------------------------------------------------------------------------
 XO GROUP INC.                                                                               Agenda Number:  934903938
--------------------------------------------------------------------------------------------------------------------------
        Security:  983772104
    Meeting Type:  Special
    Meeting Date:  18-Dec-2018
          Ticker:  XOXO
            ISIN:  US9837721045
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     Proposal to adopt the Agreement and Plan of               Mgmt          For                            For
       Merger (the "merger agreement"), dated as
       of September 24, 2018, by and among
       WeddingWire, Inc., Wedelia Merger Sub,
       Corp. ("Merger Sub"), and XO Group Inc.
       (the "Company"), pursuant to which Merger
       Sub will be merged with and into the
       Company (the "merger"), with the Company
       surviving the merger

2.     Proposal to approve, on an advisory                       Mgmt          Against                        Against
       (non-binding) basis, certain compensation
       that may be paid or become payable to the
       Company's named executive officers in
       connection with the merger.

3.     Proposal to approve the adjournment of the                Mgmt          For                            For
       special meeting, if necessary or
       appropriate, including to solicit
       additional proxies if there are
       insufficient votes at the time of the
       special meeting to approve the proposal to
       adopt the merger agreement or in the
       absence of a quorum.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Jeffrey T. Rauman
Name                 Jeffrey T. Rauman
Title                President, Chief Executive Officer,
                     Principal Executive Officer
Date                 08/23/2019